Long Term Debt - Schedule of Long Term Debt (Details) (Parenthetical) - USD ($)	Dec. 19, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 02, 2016	Jul. 20, 2017	Jul. 05, 2017	Jun. 23, 2017	Jun. 16, 2017	Jun. 09, 2017	Dec. 31, 2016	Mar. 08, 2016
Debt principal amount	$ 266,000	$ 267,000	$ 267,000	$ 125,000				$ 30,000		$ 925,000
Warrant exercise price per share					$ 0.08	$ 0.08	$ 0.04		$ 0.05		$ 0.005
Long Term Debt [Member]
Advanced amount	$ 266,000	$ 267,000	$ 267,000	125,000
Long Term Debt [Member] | PNTV Investors Note [Member]
Advanced amount				$ 25,000
Long Term Debt [Member] | SK L-43, LLC [Member]
Warrant to purchase of common stock			92,500,002
Warrant average closing price percentage			125.00%
Warrant vested percentage			300.00%
Long Term Debt [Member] | SK L-43, LLC [Member] | Pre-Advance Closing Average [Member]
Warrant average closing price percentage			80.00%
Long Term Debt [Member] | SK L-43, LLC [Member] | Post-Advance Closing Average [Member]
Warrant average closing price percentage			125.00%
Long Term Debt [Member] | SK L-43, LLC [Member] | Minimum [Member]
Warrant exercise price per share			$ 0.03
Long Term Debt [Member] | SK L-43, LLC [Member] | Maximum [Member]
Warrant exercise price per share			$ 0.06
Long Term Debt [Member] | SK L-43, LLC [Member] | April 1, 2017 and May 1, 2017 [Member]
Warrant to purchase of common stock			42,857,142
Additional loan			$ 1,500,000
Long Term Debt [Member] | Letter Agreement [Member] | SK L-43, LLC [Member]
Debt principal amount			$ 925,000
Debt interest rate			5.00%
Debt maturity year			2 years
Long Term Debt [Member] | Letter Agreement [Member] | SK L-43, LLC [Member] | April 1, 2017 and May 1, 2017 [Member]
Debt principal amount			$ 1,500,000